Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 04, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000		$ 250,000
Emerging growth, description		(1) the market value of its Class A common stock held by non-affiliates exceeds $250 million as of the end of that fiscal year’s second fiscal quarter, or (2) the Company’s annual revenues exceeded $100 million during such completed fiscal year and the market value of its Class A common stock held by non-affiliates exceeds $700 million as of the end of that fiscal year’s second fiscal quarter.
Initial fair value measurement of warrants				$ 23,053,333
Common stock,shares outstanding		8,625,000
Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Common stock,shares outstanding	4,034,435	4,653,015		34,500,000	0
Founders Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Effect of warrants sold in initial public offering and private placement to purchase shares of common stock	17,333,333	17,333,333